Schedule of investments
Macquarie Strategic Income Fund	April 30, 2025 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.01%
Fannie Mae REMICS Series 2014-34 MA 3.00% 2/25/44	25,075	$ 24,681
GNMA Series 2015-151 KC 3.50% 4/20/34	7,629	7,438
Total Agency Collateralized Mortgage Obligations (cost $33,568)		32,119

Collateralized Loan Obligations — 23.78%
AGL CLO
Series 2020-3A ER 144A 9.506% (TSFR03M + 5.25%, Floor 5.25%) 4/15/38 #, •	1,000,000	983,109
Series 2024-32A D1 144A 7.169% (TSFR03M + 2.90%, Floor 2.90%) 7/21/37 #, •	1,000,000	988,958
AIMCO CLO
Series 2022-17A D1R 144A 7.172% (TSFR03M + 2.90%, Floor 2.90%) 7/20/37 #, •	1,000,000	988,940
Series 2022-18A D1R 144A 7.119% (TSFR03M + 2.85%, Floor 2.85%) 7/20/37 #, •	500,000	493,463

Apidos CLO Series 2022-40A D1R 144A 7.156% (TSFR03M + 2.90%, Floor 2.90%) 7/15/37 #, •	2,000,000	1,977,796
ARES Loan Funding III Series 2022-ALF3A ER 144A 10.382% (TSFR03M + 6.10%, Floor 6.10%) 7/25/36 #, •	500,000	494,795
Bain Capital Credit CLO Series 2017-2A CR3 144A 6.482% (TSFR03M + 2.20%, Floor 2.20%) 7/25/37 #, •	2,000,000	1,996,538
Ballyrock CLO
Series 2020-14A BR 144A 6.269% (TSFR03M + 2.00%, Floor 2.00%) 7/20/37 #, •	2,000,000	1,990,876
Series 2021-18A DR 144A 8.971% (TSFR03M + 5.75%, Floor 5.75%) 4/15/38 #, •	1,000,000	996,090
Barings CLO
Series 2024-2A C 144A 6.256% (TSFR03M + 2.00%, Floor 2.00%) 7/15/39 #, •	1,000,000	995,399
Series 2024-2A D 144A 7.406% (TSFR03M + 3.15%, Floor 3.15%) 7/15/39 #, •	1,000,000	991,607
Series 2024-5A D2 144A 8.453% (TSFR03M + 4.10%, Floor 4.10%) 7/15/38 #, •	500,000	502,540

BBAM US CLO III Series 2023-3A D 144A 12.856% (TSFR03M + 8.60%, Floor 8.60%) 10/15/38 #, •	1,000,000	1,011,346
Bear Mountain Park CLO Series 2022-1A CR 144A 6.256% (TSFR03M + 2.00%, Floor 2.00%) 7/15/37 #, •	2,000,000	1,990,834
NQ- 023 [0425] 0625 (4550261)    1

Schedule of investments
Macquarie Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Benefit Street Partners CLO Series 2015-6BR ER 144A 9.033% (TSFR03M + 4.75%, Floor 4.75%) 4/20/38 #, •	875,000	$ 863,251
Benefit Street Partners CLO XII Series 2017-12BRA D1 144A 7.306% (TSFR03M + 3.05%, Floor 3.05%) 10/15/37 #, •	1,000,000	994,189
Benefit Street Partners CLO XXVIII Series 2022-28A D1R 144A 7.169% (TSFR03M + 2.90%, Floor 2.90%) 10/20/37 #, •	1,000,000	998,218
Benefit Street Partners CLO XXXII Series 2023-32A E 144A 11.632% (TSFR03M + 7.35%, Floor 7.35%) 10/25/36 #, •	800,000	802,462
Carlyle US CLO
Series 2024-4A C 144A 6.419% (TSFR03M + 2.15%, Floor 2.15%) 7/20/37 #, •	1,500,000	1,497,555
Series 2024-4A D 144A 7.469% (TSFR03M + 3.20%, Floor 3.20%) 7/20/37 #, •	1,000,000	989,079

CBAMR Series 2021-15A ER 144A 9.804% (TSFR03M + 5.50%, Floor 5.50%) 1/20/38 #, •	1,000,000	996,417
Dryden 109 CLO Series 2022-109A DR 144A 6.956% (TSFR03M + 2.70%, Floor 2.70%) 4/15/38 #, •	1,000,000	968,387
Elmwood CLO
Series 2022-4A D1R 144A 7.33% (TSFR03M + 3.05%, Floor 3.05%) 7/17/37 #, •	1,000,000	989,610
Series 2024-13A D1 144A 6.892% (TSFR03M + 2.60%, Floor 2.60%) 1/17/38 #, •	1,000,000	999,722

Generate CLO 10Series 2022-10A D1R 144A 7.166% (TSFR03M + 2.85%, Floor 2.85%) 1/22/38 #, •	1,500,000	1,443,225
Golub Capital Partners CLO
Series 2024-72A D 144A 8.282% (TSFR03M + 4.00%, Floor 4.00%) 4/25/37 #, •	1,000,000	1,000,405
Series 2024-76A D1 144A 7.182% (TSFR03M + 2.90%, Floor 2.90%) 10/25/37 #, •	1,000,000	988,094

Invesco US CLO Series 2023-4A E 144A 12.279% (TSFR03M + 8.01%, Floor 8.01%) 1/18/37 #, •	400,000	405,756
KKR CLO Series 27A ER2 144A 10.506% (TSFR03M + 6.25%, Floor 6.25%) 1/15/35 #, •	1,000,000	995,151
Lewey Park CLO Series 2024-1A D1 144A 7.219% (TSFR03M + 2.95%, Floor 2.95%) 10/21/37 #, •	1,500,000	1,484,209
Madison Park Funding XXX Series 2018-30A D1R 144A 7.461% (TSFR03M + 3.20%, Floor 3.20%) 7/16/37 #, •	1,000,000	994,927
2    NQ- 023 [0425] 0625 (4550261)

	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)

Madison Park Funding XXXI Series 2018-31A CR 144A 6.529% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	1,000,000	$ 998,252
Magnetite XLV Series 2025-45A E 144A 8.785% (TSFR03M + 4.50%, Floor 4.50%) 4/15/38 #, •	850,000	833,679
MidOcean Credit CLO XII Series 2023-12A ER 144A 10.922% (TSFR03M + 6.65%, Floor 6.65%) 4/18/36 #, •	1,000,000	997,116
Neuberger Berman Loan Advisers CLO
Series 2017-25A D1R2 144A 7.369% (TSFR03M + 3.10%, Floor 3.10%) 7/18/38 #, •	1,000,000	994,910
Series 2024-56A C 144A 6.375% (TSFR03M + 2.10%, Floor 2.10%) 7/24/37 #, •	2,000,000	1,997,464

Oaktree CLO Series 2019-3A D1R2 144A 7.369% (TSFR03M + 3.10%, Floor 3.10%) 1/20/38 #, •	1,000,000	991,420
Obra CLO Series 2024-1A D1 144A 7.823% (TSFR03M + 3.40%, Floor 3.40%) 1/20/38 #, •	1,000,000	996,682
OCP CLO Series 2022-25A CR 144A 6.369% (TSFR03M + 2.10%, Floor 2.10%) 7/20/37 #, •	2,000,000	1,996,266
Octagon Series 2021-1A CR 144A 6.529% (TSFR03M + 2.25%, Floor 2.25%) 7/23/37 #, •	2,000,000	1,999,362
OFSI BSL XIV CLO Series 2024-14A D1 144A 8.119% (TSFR03M + 3.85%, Floor 3.85%) 7/20/37 #, •	1,000,000	999,050
OHA Credit Funding 11 Series 2022-11A D1R 144A 7.119% (TSFR03M + 2.85%, Floor 2.85%) 7/19/37 #, •	1,000,000	997,050
OHA Loan Funding Series 2016-1A D1R2 144A 7.319% (TSFR03M + 3.05%, Floor 3.05%) 7/20/37 #, •	1,000,000	989,660
OZLM XIX Series 2017-19A CRR 144A 7.756% (TSFR03M + 3.50%, Floor 3.50%) 1/15/35 #, •	1,000,000	998,195
Palmer Square CLO Series 2024-2A D2 144A 8.619% (TSFR03M + 4.35%, Floor 4.35%) 7/20/37 #, •	1,000,000	998,437
RR Series 2024-28RA DR 144A 11.256% (TSFR03M + 7.00%, Floor 7.00%) 4/15/37 #, •	600,000	600,120
Sound Point CLO Series 2025-1RA E 144A 11.859% (TSFR03M + 7.58%, Floor 7.58%) 2/20/38 #, •	500,000	496,556
TCW CLO
Series 2019-2A D1R2 144A 7.317% (TSFR03M + 3.00%, Floor 3.00%) 1/20/38 #, •	1,000,000	970,519
Series 2022-1A ER 144A 10.822% (TSFR03M + 6.50%) 1/20/38 #, •	1,000,000	995,785
Series 2024-2A D1 144A 7.58% (TSFR03M + 3.30%, Floor 3.30%) 7/17/37 #, •	1,000,000	996,455
NQ- 023 [0425] 0625 (4550261)    3

Schedule of investments
Macquarie Strategic Income Fund
	Principal amount°	Value (US $)

Collateralized Loan Obligations (continued)
TCW CLO
Series 2024-3A D1A 144A 7.369% (TSFR03M + 3.10%, Floor 3.10%) 10/20/37 #, •	1,000,000	$ 989,553

Trinitas CLO XXI Series 2022-21A ER 144A 9.816% (TSFR03M + 5.50%) 4/20/38 #, •	1,000,000	986,004
Total Collateralized Loan Obligations (cost $57,190,550)		56,635,483

Corporate Bonds — 54.06%
Banking — 9.40%
Akbank TAS 144A 7.498% 1/20/30 #		360,000	360,877
Banco de Credito del Peru 144A 3.125% 7/1/30 #, μ		565,000	564,021
Banco de Credito e Inversiones 144A 8.75% 5/8/29 #, μ, ψ		510,000	528,936
Banco Santander
7.00% 11/20/29 μ, ψ, ■	EUR	400,000	476,061
8.00% 2/1/34 μ, ψ		800,000	818,427

Banco Santander Mexico Institucion de Banca Multiple Grupo Financiero Santand 144A 5.621% 12/10/29 #		325,000	329,875
Bank of America 6.625% 5/1/30 μ, ψ		715,000	717,117
Bank of New York Mellon 4.70% 9/20/25 μ, ψ, π		1,117,000	1,111,943
Barclays
7.625% 3/15/35 μ, ψ		1,035,000	992,718
9.625% 12/15/29 μ, ψ		735,000	804,208
Citigroup
6.95% 2/15/30 μ, ψ		780,000	766,055
7.00% 8/15/34 μ, ψ		565,000	561,974
7.125% 8/15/29 μ, ψ		1,545,000	1,527,627

Credicorp 144A 2.75% 6/17/25 #		425,000	422,369
Deutsche Bank
6.00% 10/30/25 μ, ψ		1,200,000	1,178,205
8.125% 10/30/29 μ, ψ, ■	EUR	400,000	469,254

First Citizens BancShares 6.254% 3/12/40 μ		1,890,000	1,806,615
Goldman Sachs Group
6.125% 11/10/34 μ, ψ		715,000	675,913
7.50% 5/10/29 μ, ψ		1,490,000	1,523,172

ICICI Bank 144A 4.00% 3/18/26 #		560,000	557,193
Itau Unibanco Holding 144A 6.00% 2/27/30 #		425,000	435,274
Metropolitan Bank & Trust 5.375% 3/6/29 ■		400,000	408,197
NBK SPC 144A 1.625% 9/15/27 #, μ		430,000	412,309
Oversea-Chinese Banking 144A 1.832% 9/10/30 #, μ		400,000	395,804
4    NQ- 023 [0425] 0625 (4550261)

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Banking (continued)

Popular 7.25% 3/13/28		255,000	$ 263,630
Shinhan Bank 3.875% 3/24/26 ■		570,000	566,372
State Street 6.45% 9/15/30 μ, ψ		885,000	869,524
UBS Group
144A 6.85% 9/10/29 #, μ, ψ		1,745,000	1,716,924
144A 7.125% 8/10/34 #, μ, ψ		1,185,000	1,136,276
			22,396,870
Basic Industry — 3.92%
Capstone Copper 144A 6.75% 3/31/33 #		1,416,000	1,392,337
Celanese US Holdings
5.00% 4/15/31	EUR	600,000	666,710
6.75% 4/15/33		1,095,000	1,028,544

Cerdia Finanz 144A 9.375% 10/3/31 #		1,025,000	1,033,969
Cleveland-Cliffs 144A 7.00% 3/15/32 #		1,895,000	1,782,694
Constellium 144A 6.375% 8/15/32 #		1,125,000	1,108,328
Magnera 144A 7.25% 11/15/31 #		1,025,000	970,275
Novelis 144A 6.875% 1/30/30 #		1,016,000	1,031,721
Sasol Financing USA 144A 8.75% 5/3/29 #		335,000	317,879
			9,332,457
Brokerage — 1.99%
Apollo Global Management 6.00% 12/15/54 μ		1,025,000	962,605
BGC Group 144A 6.15% 4/2/30 #		875,000	872,010
Jefferies Finance
144A 5.00% 8/15/28 #		2,070,000	1,927,993
144A 6.625% 10/15/31 #		1,000,000	980,728
			4,743,336
Capital Goods — 2.02%
Ardagh Metal Packaging Finance USA 2.00% 9/1/28 ■	EUR	800,000	836,399
Beacon Roofing Supply 144A 6.75% 4/30/32 #		450,000	452,289
Boeing
2.196% 2/4/26		1,180,000	1,156,359
6.858% 5/1/54		300,000	320,734

Goat Holdco 144A 6.75% 2/1/32 #		605,000	591,999
Manitowoc 144A 9.25% 10/1/31 #		515,000	522,725
Terex 144A 6.25% 10/15/32 #		970,000	929,379
			4,809,884
Communications — 7.42%
Advantage Sales & Marketing 144A 6.50% 11/15/28 #		1,746,000	1,407,650
ATP Tower Holdings 144A 7.875% 2/3/30 #		400,000	399,837
NQ- 023 [0425] 0625 (4550261)    5

Schedule of investments
Macquarie Strategic Income Fund
		Principalamount°	Value (US $)
Corporate Bonds (continued)
Communications (continued)
Charter Communications Operating 6.55% 6/1/34		455,000	$ 469,470
Cimpress 144A 7.375% 9/15/32 #		715,000	653,278
Consolidated Communications
144A 5.00% 10/1/28 #		206,000	195,798
144A 6.50% 10/1/28 #		2,197,000	2,162,265

IHS Holding 144A 6.25% 11/29/28 #		425,000	404,820
Iliad Holding
144A 7.00% 4/15/32 #		590,000	598,780
144A 8.50% 4/15/31 #		1,635,000	1,726,359

Matterhorn Telecom 3.125% 9/15/26 ■	EUR	69,000	78,053
Midcontinent Communications 144A 8.00% 8/15/32 #		975,000	995,229
Prosus 144A 3.257% 1/19/27 #		590,000	575,498
Sable International Finance 144A 7.125% 10/15/32 #		2,205,000	2,169,930
Sitios Latinoamerica 144A 6.00% 11/25/29 #		420,000	422,457
Time Warner Cable 7.30% 7/1/38		350,000	365,552
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		425,000	427,290
Univision Communications 144A 7.375% 6/30/30 #		1,585,000	1,445,330
Virgin Media Finance 144A 5.00% 7/15/30 #		1,310,000	1,150,252
Vmed O2 UK Financing I 144A 4.25% 1/31/31 #		400,000	349,447
VZ Secured Financing 144A 5.00% 1/15/32 #		1,915,000	1,672,994
			17,670,289
Consumer Cyclical — 5.13%
Alsea 144A 7.75% 12/14/26 #		550,000	553,634
Amber Finco 6.625% 7/15/29 ■	EUR	700,000	828,184
Garrett Motion Holdings 144A 7.75% 5/31/32 #		1,475,000	1,473,638
General Motors Financial 5.95% 4/4/34		1,545,000	1,538,667
Hyundai Capital Services 144A 5.25% 1/22/28 #		425,000	431,851
K Hovnanian Enterprises 144A 11.75% 9/30/29 #		960,000	1,018,291
Meituan 144A 4.625% 10/2/29 #		400,000	397,983
Mohegan Tribal Gaming Authority 144A 8.25% 4/15/30 #		197,000	197,153
PetSmart 144A 4.75% 2/15/28 #		825,000	789,428
Raven Acquisition Holdings 144A 6.875% 11/15/31 #		415,000	405,806
S&S Holdings 144A 8.375% 10/1/31 #		1,025,000	964,486
Sands China 4.375% 6/18/30		575,000	533,152
Victra Holdings 144A 8.75% 9/15/29 #		1,530,000	1,555,254
ZF Europe Finance 4.75% 1/31/29 ■	EUR	600,000	634,394
ZF North America Capital 144A 6.75% 4/23/30 #		970,000	886,113
			12,208,034
6    NQ- 023 [0425] 0625 (4550261)

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Consumer Non-Cyclical — 3.16%
Acadia Healthcare 144A 7.375% 3/15/33 #		1,835,000	$ 1,835,698
Biocon Biologics Global 144A 6.67% 10/9/29 #		450,000	405,838
Central American Bottling 144A 5.25% 4/27/29 #		405,000	387,882
Cheplapharm Arzneimittel
144A 5.50% 1/15/28 #		1,070,000	947,522
7.50% 5/15/30 ■	EUR	600,000	642,326
Lion
5.953% (EUR003M + 3.63%) 7/1/29 ■, •	EUR	400,000	453,409
144A 5.953% (EUR003M + 3.63%) 7/1/29 #, •	EUR	400,000	453,409

Opal Bidco 144A 5.50% 3/31/32 #	EUR	650,000	733,774
Owens & Minor 144A 10.00% 4/15/30 #		1,215,000	1,255,541
Teva Pharmaceutical Finance Netherlands III 6.75% 3/1/28		400,000	410,014
			7,525,413
Electric — 2.50%
California Buyer 144A 6.375% 2/15/32 #		1,025,000	1,007,698
Colbun 144A 3.95% 10/11/27 #		400,000	392,651
Dominion Energy
6.625% 5/15/55 μ		180,000	177,424
Series A 6.875% 2/1/55 μ		1,830,000	1,883,190

Duke Energy 6.45% 9/1/54 μ		435,000	437,002
Enel 6.625% 4/16/31 μ, ψ, ■	EUR	900,000	1,127,790
Mexico Generadora de Energia 144A 5.50% 12/6/32 #		231,024	226,908
NextEra Energy Capital Holdings
6.375% 8/15/55 μ		310,000	311,428
6.50% 8/15/55 μ		380,000	383,059
			5,947,150
Energy — 7.91%
3R Lux 144A 9.75% 2/5/31 #		400,000	392,874
Aris Water Holdings 144A 7.25% 4/1/30 #		855,000	849,247
Azule Energy Finance 144A 8.125% 1/23/30 #		400,000	385,680
Enbridge
5.75% 7/15/80 μ		1,430,000	1,373,111
7.20% 6/27/54 μ		175,000	174,377

Energy Transfer 6.50% 11/15/26 μ, ψ		1,352,000	1,346,042
Eni 3.375% 7/13/29 μ, ψ, ■	EUR	400,000	438,927
Genesis Energy
7.875% 5/15/32		220,000	214,378
8.00% 5/15/33		1,375,000	1,335,596

NQ- 023 [0425] 0625 (4550261)    7

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)
Corporate Bonds (continued)
Energy (continued)

Geopark 144A 8.75% 1/31/30 #	400,000	$ 346,229
GNL Quintero 144A 4.634% 7/31/29 #	211,840	209,167
Hilcorp Energy I
144A 6.00% 2/1/31 #	1,710,000	1,541,265
144A 7.25% 2/15/35 #	1,000,000	872,553

Medco Maple Tree 144A 8.96% 4/27/29 #	540,000	555,524
Murphy Oil 6.00% 10/1/32	391,000	356,132
Nabors Industries 144A 9.125% 1/31/30 #	780,000	707,312
NGL Energy Operating 144A 8.375% 2/15/32 #	1,635,000	1,492,443
Noble Finance II 144A 8.00% 4/15/30 #	960,000	915,516
Rockies Express Pipeline 144A 7.50% 7/15/38 #	1,090,000	1,070,922
SM Energy 144A 7.00% 8/1/32 #	1,178,000	1,087,169
Transcanada Trust 5.625% 5/20/75 μ	1,128,000	1,126,047
Venture Global LNG 144A 9.875% 2/1/32 #	1,675,000	1,701,782
Venture Global Plaquemines LNG 144A 7.75% 5/1/35 #	335,000	344,284
		18,836,577
Finance Companies — 5.50%
Air Lease 4.125% 12/15/26 μ, ψ	1,210,000	1,118,647
Apollo Debt Solutions
6.70% 7/29/31	1,105,000	1,125,142
6.90% 4/13/29	540,000	555,481

Ares Capital 5.95% 7/15/29	560,000	567,138
Ares Strategic Income Fund
144A 5.60% 2/15/30 #	570,000	559,986
144A 5.70% 3/15/28 #	1,190,000	1,188,191

Azorra Finance 144A 7.75% 4/15/30 #	1,045,000	1,038,354
Blackstone Private Credit Fund 144A 5.60% 11/22/29 #	525,000	517,330
Blue Owl Credit Income
144A 5.80% 3/15/30 #	1,690,000	1,657,339
144A 6.60% 9/15/29 #	555,000	561,489
OneMain Finance
6.625% 5/15/29	1,019,000	1,023,244
6.75% 3/15/32	1,230,000	1,207,958

PennyMac Financial Services 144A 6.875% 2/15/33 #	765,000	764,889
UWM Holdings 144A 6.625% 2/1/30 #	1,223,000	1,210,559
		13,095,747
8    NQ- 023 [0425] 0625 (4550261)

		Principalamount°	Value (US $)
Corporate Bonds (continued)
Insurance — 1.93%
Ardonagh Finco 6.875% 2/15/31 ■	EUR	2,000,000	$ 2,295,834
Athene Holding 6.625% 10/15/54 μ		1,025,000	987,418
Nippon Life Insurance 144A 6.50% 4/30/55 #, μ		645,000	654,777
Reinsurance Group of America 6.65% 9/15/55 μ		685,000	665,458
			4,603,487
Natural Gas — 0.67%
Sempra 6.40% 10/1/54 μ		1,735,000	1,586,817
			1,586,817
Real Estate Investment Trusts — 0.47%
Starwood Property Trust 144A 6.50% 10/15/30 #		705,000	713,093
Trust Fibra Uno 144A 4.869% 1/15/30 #		425,000	394,311
			1,107,404
Technology — 0.73%
IPD 3 5.876% (EUR003M + 3.38%) 6/15/31 ■, •	EUR	700,000	789,082
Kaspi.KZ JSC 144A 6.25% 3/26/30 #		400,000	392,300
TeamSystem 144A 5.779% (EUR003M + 3.50%) 7/31/31 #, •	EUR	500,000	565,918
			1,747,300
Transportation — 1.12%
Abertis Infraestructuras Finance 4.87% 11/28/29 μ, ψ, ■	EUR	700,000	800,999
Latam Airlines Group 144A 7.875% 4/15/30 #		220,000	215,600
Stonepeak Nile Parent 144A 7.25% 3/15/32 #		1,080,000	1,097,556
TAV Havalimanlari Holding 144A 8.50% 12/7/28 #		540,000	554,337
			2,668,492
Utilities — 0.19%
Georgia Global Utilities JSC 144A 8.875% 7/25/29 #		450,000	456,133
			456,133
Total Corporate Bonds (cost $129,701,592)			128,735,390

Government Agency Obligations — 2.36%
Airport Authority 144A 4.875% 7/15/30 #		400,000	412,415
Baiterek National Managing Holding JSC 144A 5.45% 5/8/28 #		500,000	499,843
Comision Federal de Electricidad 144A 4.75% 2/23/27 #		500,000	500,679
DAE Sukuk DIFC 144A 3.75% 2/15/26 #		570,000	565,813
Electricite de France 3.375% 6/15/30 μ, ψ, ■	EUR	1,000,000	1,056,924
NQ- 023 [0425] 0625 (4550261)    9

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)

Government Agency Obligations (continued)
Freeport Indonesia 144A 4.763% 4/14/27 #	360,000	$ 359,521
Georgian Railway JSC 4.00% 6/17/28 ■	425,000	377,698
Ma'aden Sukuk 144A 5.25% 2/13/30 #	400,000	406,738
Mersin Uluslararasi Liman Isletmeciligi 144A 8.25% 11/15/28 #	400,000	411,713
OCP 144A 6.10% 4/30/30 #	200,000	200,331
Petronas Capital 144A 4.95% 1/3/31 #	400,000	406,051
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #	425,000	422,739
Total Government Agency Obligations (cost $5,489,586)		5,620,465

Loan Agreements — 15.80%
Basic Industry — 1.77%
Arsenal Aic Parent Tranche B 7.072% (SOFR01M + 2.75%) 8/18/30 •	496,256	490,053
Form Technologies 10.02% (SOFR03M + 5.75%) 7/19/30 •	875,000	837,813
Ineos Quattro Holdings UK Tranche B 8.572% (SOFR01M + 4.25%) 10/1/31 •	970,000	819,650
Olympus Water US Holding Tranche B-6 7.299% (SOFR03M + 3.00%) 6/20/31 •	1,666,635	1,649,854
Usalco 8.299% (SOFR03M + 4.00%) 9/30/31 •	425,034	423,971
		4,221,341
Capital Goods — 1.76%
Alliance Laundry Systems Tranche B 7.072% (SOFR03M + 2.75%) 8/19/31 •	875,000	869,873
Clydesdale Acquisition Holdings
7.480% (SOFR03M + 3.25%) 4/1/32	378	376
Tranche B 7.548% (SOFR03M + 3.25%) 3/26/32 •	720,733	716,048

Protective Industrial Products TBD 1/17/32 X	1,000,000	958,333
White Cap Buyer Tranche C 7.575% (SOFR01M + 3.25%) 10/19/29 •	1,670,813	1,633,219
		4,177,849
Communications — 1.82%
Charter Communications Operating Tranche B-4 6.298% (SOFR03M + 2.00%) 12/7/30 •	2,202,694	2,194,434
Connect US Finco 8.822% (SOFR01M + 4.50%) 9/27/29 •	1,682,320	1,514,612
Summer (BC) Bidco B Tranche B-1 9.559% (SOFR03M + 5.26%) 2/15/29 •	500,000	495,000
10    NQ- 023 [0425] 0625 (4550261)

	Principalamount°	Value (US $)

Loan Agreements (continued)
Communications (continued)
Univision Communications 1st Lien 8.549% (SOFR03M + 4.25%) 6/24/29 •	142,086	$ 137,824
		4,341,870
Consumer Cyclical — 3.16%
Clarios Global 7.072% (SOFR01M + 2.75%) 1/28/32 •	1,160,000	1,142,962
Endeavor Group Holdings Tranche B 7.319% (SOFR01M + 3.00%) 3/24/32 •	1,200,000	1,188,000
Fertitta Entertainment Tranche B 7.822% (SOFR01M + 3.50%) 1/27/29 •	560,000	547,089
Flynn Restaurant Group 8.072% (SOFR01M + 3.75%) 1/28/32 •	1,100,000	1,078,916
Scientific Games Holdings 7.285% (SOFR03M + 3.00%) 4/4/29 •	1,492,500	1,481,151
Staples 10.026% (SOFR03M + 5.75%) 9/4/29 •	1,741,250	1,509,808
Tenneco Tranche B 9.422% (SOFR03M + 5.10%) 11/17/28 •	605,000	574,534
		7,522,460
Consumer Non-Cyclical — 2.23%
Bausch & Lomb 7.67% (SOFR01M + 3.35%) 5/10/27 •	1,023,364	1,011,487
Heartland Dental 8.822% (SOFR01M + 4.50%) 4/28/28 •	1,663,200	1,647,348
Mamba Purchaser Tranche B 7.322% (SOFR01M + 3.00%) 10/16/28 •	1,663,242	1,649,728
Tempur Sealy International Tranche B 6.79% (SOFR01M + 2.50%) 10/24/31 •	997,500	996,253
		5,304,816
Financial Services — 0.65%
Dragon Buyer 7.299% (SOFR03M + 3.00%) 9/30/31 •	1,546,125	1,538,394
		1,538,394
Industrials — 0.52%
Sophos Holdings 7.935% (SOFR01M + 3.61%) 3/5/27 •	1,246,730	1,247,665
		1,247,665
Insurance — 0.41%
Amynta Agency Borrower 7.322% (SOFR01M + 3.00%) 12/6/31 •	995,006	986,610
		986,610
NQ- 023 [0425] 0625 (4550261)    11

Schedule of investments
Macquarie Strategic Income Fund
	Principalamount°	Value (US $)

Loan Agreements (continued)
Manufactured Housing — 0.89%
LSF12 Crown Us Commercial Bidco 8.574% (SOFR01M + 4.25%) 12/2/31 •	2,200,000	$ 2,123,000
		2,123,000
Technology — 2.59%
Clover Holdings 2
7.750% 12/9/31	1,135,000	1,120,812
8.295% (SOFR03M + 4.00%) 12/9/31 •	1,035,000	1,031,766

Commscope TBD 12/17/29 X	1,185,000	1,165,744
Fortress Intermediate 3 8.072% (SOFR01M + 3.75%) 6/27/31 •	995,000	977,588
RealPage 8.049% (SOFR03M + 3.75%) 4/24/28 •	1,000,000	1,000,486
UKG Tranche B 7.32% (SOFR01M + 3.00%) 2/10/31 •	860,232	858,276
		6,154,672
Total Loan Agreements (cost $38,435,542)		37,618,677

Sovereign Bonds — 0.65%
Dominican Republic — 0.16%
Dominican Republic International Bonds 144A 4.50% 1/30/30 #	414,000	386,324
		386,324
Poland — 0.13%
Republic of Poland Government International Bonds 4.875% 2/12/30	305,000	311,007
		311,007
Serbia — 0.14%
Serbia International Bond 144A 2.125% 12/1/30 #	400,000	334,689
		334,689
South Korea — 0.22%
Korea Hydro & Nuclear Power 144A 5.00% 7/18/28 #	500,000	508,502
		508,502
Total Sovereign Bonds (cost $1,626,672)		1,540,522

Supranational Banks — 0.18%
Africa Finance 144A 5.55% 10/8/29 #	430,000	425,888
12    NQ- 023 [0425] 0625 (4550261)

Principalamount°	Value (US $)

Supranational Banks (continued)
Total Supranational Banks (cost $430,000)	425,888
	Number of shares
Common Stocks — 0.54%
Basic Industry — 0.09%
Foresight Energy =, †	42,270	$ 202,053
		202,053
Financial Services — 0.06%
MNSN Holdings =, †	200	800
New Cotai =, †, π	414,307	144,765
		145,565
Leisure — 0.02%
Studio City International Holdings †, π	19,076	56,084
		56,084
Materials — 0.00%
Westmoreland Coal =, †, π	146	109
		109
Retail — 0.00%
True Religion 2025 Escrow Ω, =, †, π	0	1,904
True Religion 2026 Escrow Ω, =, †, π	0	2,116
		4,020
Transportation — 0.37%
Grupo Aeromexico =, †	49,917	880,284
		880,284
Total Common Stocks (cost $5,201,393)		1,288,115

Short-Term Investments — 0.75%
Money Market Mutual Funds — 0.75%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.22%)	446,250	446,250
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.22%)	446,250	446,250
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.29%)	446,250	446,250
NQ- 023 [0425] 0625 (4550261)    13

Schedule of investments
Macquarie Strategic Income Fund
	Number of shares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.24%)	446,250	$ 446,250
Total Short-Term Investments (cost $1,785,000)		1,785,000
Total Value of Securities—98.13% (cost $239,893,903)		233,681,659

Receivables and Other Assets Net of Liabilities—1.87%		4,461,126
Net Assets Applicable to 32,258,822 Shares Outstanding—100.00%		$238,142,785
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At April 30, 2025, the aggregate value of Rule 144A securities was $141,342,814, which represents 59.35% of the Fund’s net assets.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at April 30, 2025. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at April 30, 2025. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
π	Restricted security. These investments are in securities not registered under the Securities Act of 1933, as amended, and have certain restrictions on resale which may limit their liquidity. At April 30, 2025, the aggregate value of restricted securities was $204,978, which represented 0.09% of the Fund’s net assets. See table on the next page for additional details on restricted securities.
14    NQ- 023 [0425] 0625 (4550261)

X	This loan will settle after April 30, 2025, at which time the interest rate, based on the SOFR and the agreed upon spread on trade date, will be reflected.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
Ω	Escrow shares. Await interest in future payments.
Restricted Securities
Investments	Date of Acquisition	Cost	Value
New Cotai	9/29/20	$3,632,177	$144,765
Studio City International Holdings	8/5/20	296,822	56,084
True Religion 2025 Escrow	12/24/24	0	1,904
True Religion 2026 Escrow	12/24/24	0	2,116
Westmoreland Coal	3/15/19	109	109
Total		$3,929,108	$204,978
Unfunded Loan Commitments
The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. The following unfunded loan commitment was outstanding at April 30, 2025:
Borrower	Principal Amount	Value	Commitment	Unrealized Appreciation (Depreciation)
Clydesdale Acquisition Holdings 7.48% 4/01/32	$12,222	$12,143	$12,222	$(79)
Usalco TBD 9/30/31 X	43,901	43,791	43,901	(110)
Total	$56,123	$55,934	$56,123	$(189)

The following forward foreign currency exchange contracts and futures contracts were outstanding at April 30, 2025:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation		Unrealized Depreciation
JPMCB	EUR	(400,000)	USD	453,871	5/16/25	$283		$—
TD	EUR	(11,375,248)	USD	11,792,019	5/16/25	—		(1,107,189)
Total Forward Foreign Currency Exchange Contracts							$283		$(1,107,189)
NQ- 023 [0425] 0625 (4550261)    15

Schedule of investments
Macquarie Strategic Income Fund
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Variation Margin Due from (Due to) Brokers
169	US Treasury 5 yr Notes	$18,454,007	$18,072,816	6/30/25	$381,191	$17,164
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
CLO – Collateralized Loan Obligation
DIFC – Dubai International Financial Centre
EUR003M – EURIBOR EUR 3 Month
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
LNG – Liquefied Natural Gas
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TBD – To be determined
TD – TD Bank
TSFR03M – 3 Month Term Secured Overnight Financing Rate
yr – Year
Summary of currencies:
EUR – European Monetary Unit
USD – US Dollar
16    NQ- 023 [0425] 0625 (4550261)